Fair Values of Financial Instruments and Interest Rate Risk - Fair Value Information for Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	$ 191,513	$ 88,524
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis		5,012
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	191,513	83,512
Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	4,183	5,029
Fair Value on a Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	194,938	88,524
Total liabilities at fair value	388	0
Fair Value on a Recurring Basis [Member] | Interest Rate Lock Commitments [Member] | Mortgages [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	2,073
Fair Value on a Recurring Basis [Member] | Mortgage Loan Forward Sales Commitments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	388
Fair Value on a Recurring Basis [Member] | U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	0	5,012
Fair Value on a Recurring Basis [Member] | U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	37,389	25,686
Fair Value on a Recurring Basis [Member] | GSE - Mortgage-backed Securities and CMOs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	41,496	38,576
Fair Value on a Recurring Basis [Member] | State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	69,164	14,221
Fair Value on a Recurring Basis [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	1,352	5,012
Total liabilities at fair value	0	0
Fair Value on a Recurring Basis [Member] | Level 1 [Member] | Interest Rate Lock Commitments [Member] | Mortgages [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	0
Fair Value on a Recurring Basis [Member] | Level 1 [Member] | Mortgage Loan Forward Sales Commitments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	0
Fair Value on a Recurring Basis [Member] | Level 1 [Member] | U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	0	5,012
Fair Value on a Recurring Basis [Member] | Level 1 [Member] | U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	0	0
Fair Value on a Recurring Basis [Member] | Level 1 [Member] | GSE - Mortgage-backed Securities and CMOs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	0	0
Fair Value on a Recurring Basis [Member] | Level 1 [Member] | State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	0	0
Fair Value on a Recurring Basis [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	191,513	83,512
Total liabilities at fair value	388	0
Fair Value on a Recurring Basis [Member] | Level 2 [Member] | Interest Rate Lock Commitments [Member] | Mortgages [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	0
Fair Value on a Recurring Basis [Member] | Level 2 [Member] | Mortgage Loan Forward Sales Commitments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	388
Fair Value on a Recurring Basis [Member] | Level 2 [Member] | U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	0	0
Fair Value on a Recurring Basis [Member] | Level 2 [Member] | U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	37,389	25,686
Fair Value on a Recurring Basis [Member] | Level 2 [Member] | GSE - Mortgage-backed Securities and CMOs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	41,496	38,576
Fair Value on a Recurring Basis [Member] | Level 2 [Member] | State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	69,164	14,221
Fair Value on a Recurring Basis [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	2,073	0
Total liabilities at fair value	0	0
Fair Value on a Recurring Basis [Member] | Level 3 [Member] | Interest Rate Lock Commitments [Member] | Mortgages [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	2,073
Fair Value on a Recurring Basis [Member] | Level 3 [Member] | Mortgage Loan Forward Sales Commitments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	0
Fair Value on a Recurring Basis [Member] | Level 3 [Member] | U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	0	0
Fair Value on a Recurring Basis [Member] | Level 3 [Member] | U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	0	0
Fair Value on a Recurring Basis [Member] | Level 3 [Member] | GSE - Mortgage-backed Securities and CMOs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	0	0
Fair Value on a Recurring Basis [Member] | Level 3 [Member] | State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	0	0
Fair Value on a Recurring Basis [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	39,281
Fair Value on a Recurring Basis [Member] | Asset-backed Securities [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	0
Fair Value on a Recurring Basis [Member] | Asset-backed Securities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	39,281
Fair Value on a Recurring Basis [Member] | Asset-backed Securities [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	0
Fair Value on a Recurring Basis [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	4,183	5,029
Fair Value on a Recurring Basis [Member] | Corporate Bonds [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	0	0
Fair Value on a Recurring Basis [Member] | Corporate Bonds [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	4,183	5,029
Fair Value on a Recurring Basis [Member] | Corporate Bonds [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	0	$ 0
Fair Value on a Recurring Basis [Member] | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	1,352
Fair Value on a Recurring Basis [Member] | Equity Securities | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	1,352
Fair Value on a Recurring Basis [Member] | Equity Securities | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	0
Fair Value on a Recurring Basis [Member] | Equity Securities | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value on a recurring basis	$ 0